Income taxes - Components of the deferred tax assets and liabilities (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred tax assets:
Long-term investments	$ 496,386	¥ 3,455,742		¥ 1,575,000
Accrued expenses	4,433,846	30,867,551		3,394,533
Accounts receivables	15,106,454	105,168,108
Guarantee liabilities	30,166,745	210,014,843		235,329,500
Financial guarantee derivatives	16,714,567	116,363,471		54,770,514
Loan receivable from Xiaoying Housing Loans	1,038,773	7,231,727		3,886,705
Loans held for sale				853,899
Loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans	1,474,433	10,264,710
Operating loss carryforwards, net	808,952	5,631,764		46,845,223
Lease liabilities	1,899,887	13,226,632
Others	21,413	149,079		395,882
Deferred tax assets, gross	72,161,456	502,373,627		347,051,256
Valuation allowance	(697,371)	(4,854,955)	$ (57,984)	(403,674)	¥ (3,838)
Total deferred tax assets, net	71,464,085	497,518,672		346,647,582
Deferred tax liabilities:
Property and equipment	95,187	662,682		1,008,419
Long-term investments	92,905	646,786
Investment in Consolidated Trusts	2,722,459	18,953,213
Right-of-use assets	1,885,150	13,124,040
Investment in VIEs				46,419,145
Total deferred tax liabilities	$ 4,795,701	¥ 33,386,721		¥ 47,427,564